As filed with the Securities and Exchange Commission on August 2, 2011

1933 Act Registration No. 333-167073
1940 Act Registration No.   811-22417

United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933             [   ]
Pre-Effective Amendment No. __                                                                             [   ]
Post-Effective Amendment No. 2                                                                             [X]
and/or
Registration Statement Under the Investment Company Act of 1940    [   ]
Amendment No. 3                                                                                                       [X]

Destra Investment Trust
(Exact name of registrant as specified in charter)

901 Warrenville Road, Suite 15
Lisle, Illinois 60532
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (630) 241-4200

Copy to:
Nicholas Dalmaso                                                               Morrison Warren, Esq.
Destra Investment Trust                                                     Chapman and Cutler LLP
901 Warrenville Road, Suite 15                                         111 West Monroe Street
Lisle, Illinois 60532                                                              Chicago, Illinois 60603
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b)
[X] on August 10, 2011 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 1 (the “Initial Registration Statement”), as it relates to the Destra High Dividend Strategy Fund, until August 10, 2011. Destra Global Index Opportunities Fund, which was originally included in the Initial Registration Statement, will not be offered by the Registrant.  Parts A and B of the Registrant’s Post-Effective Amendment No. 1 under the Securities Act of 1933 as it relates to the Destra High Dividend Strategy Fund, filed on May 20, 2011, are incorporated by reference herein.

Part C - Other Information

Signatures

Index of Exhibits

Exhibits

PART C - OTHER INFORMATION

ITEM 28.                      EXHIBITS

(a)	Declaration of Trust of the Registrant.(1)
(b)	By-Laws of the Registrant.(1)
(c)	Amended and Restated Designation of Series of Shares of Beneficial Interest dated as of November 29, 2010.(2)
(d)(1)	Form of Investment Advisory and Management Agreement between Registrant and Destra Advisors LLC.(2)
(d)(2)	Form of Investment Sub-Advisory Agreement between Destra Advisors LLC and Zebra Capital Management, LLC.(2)
(d)(3)	Form of Investment Sub-Advisory Agreement between Destra Advisors LLC and Miller/Howard Investments, Inc.(4)
(e)	Form of Distribution Agreement between Registrant and Destra Investments LLC.(2)
(f)	Not Applicable.
(g)(1)	Custody Agreement between Registrant and The Bank of New York Mellon.(2)
(g)(2)	Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon.(2)
(h)(1)	Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc.(2)
(h)(2)	Form of Expense Reimbursement, Fee Waiver and Recovery Agreement between Registrant and Destra Advisors LLC.(2)
(h)(3)	Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon.(2)
(i)(1)	Opinion and Consent of Bingham McCutchen LLP.(4)
(i)(2)	Opinion and Consent of Chapman and Cutler LLP.(4)
(j)	Not applicable.
(k)	Not Applicable.
(l)	Form of Subscription Agreement.(2)
(m)	12b-1 Distribution and Service Plan.(3)
(n)	Multi-Class Plan.(2)
(o)	Not Applicable.
(p)	Code of Ethics, dated December 2010.(3)
(z)(1)	Powers of Attorney for Messrs. Dalmaso, Fitzgerald and Holland.(2)
(z)(2)	Power of Attorney for Ms. Ferguson.(3)

---------------
(1)  Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant.
(2)  Incorporated by reference to pre-effective amendment no. 1 filed on Form N-1A for Registrant.
(3)  Incorporated by reference to post-effective amendment no. 1 filed on Form N-1A for Registrant.
(4)  To be filed by amendment.

ITEM 29.                      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 30.                      INDEMNIFICATION

Section 9.5 of the Registrant's Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

ITEM 31.                      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

(a) Destra Advisors LLC serves as investment adviser to the funds of the Registrant. Its principal address is 901 Warrenville Road, Suite 15, Lisle, Illinois 60532.  The principal executive officers of Destra Advisors LLC are also directors, officers, employees or trustees of Destra Investments LLC, an affiliated entity. Destra Investments LLC's principal address is 901 Warrenville Road, Suite 15, Lisle, Illinois 60532.

Information as to other business, profession, vocation or employment during the past two years of the officers and directors of Destra Advisors LLC is as follows:

Name and Position with Destra Advisors LLC	Employment During Past Two Years
Nicholas Dalmaso, President, Chief Financial Officer, General Counsel, Designated Principal, Registered Agent	President, Chief Financial Officer, General Counsel and Registered Salesperson of Destra Investments LLC; Member of Destra Capital Management LLC
Dominic Martellaro, Chief Executive Officer, Designated Principal, Registered Agent	Chief Executive Officer and Registered Salesperson of Destra Investments LLC; Member of Destra Capital Management LLC; President and Registered Principal of Janus Distributors LLC

(b) Zebra Capital Management, LLC serves as investment sub-adviser to the Destra Global L-Series Fund, Destra International L-Series Fund and Destra US All Cap L-Series Fund.  Zebra Capital Management, LLC’s principal address is 612 Wheelers Farms Road, Milford, Connecticut 06461.  Information as to the officers and directors of Zebra Capital Management, LLC is included in its current Form ADV filed with the Securities and Exchange Commission and is incorporated by reference herein.

(c) Miller/Howard Investments, Inc. serves as investment sub-adviser to the Destra High Dividend Strategy Fund.  Miller/Howard Investments, Inc.’s principal address is 324 Upper Byrdcliffe Road, Woodstock, NY 12498.  Information as to the officers and directors of Miller/Howard Investments, Inc. is included in its current Form ADV filed with the Securities and Exchange Commission and is incorporated by reference herein.

ITEM 32.                      PRINCIPAL UNDERWRITER

(a) Not applicable.

(b) Positions and Offices with Underwriter.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Nicholas Dalmaso 901 Warrenville Road, Suite 15 Lisle, Illinois 60532	President, Chief Financial Officer, General Counsel and Registered Salesperson	Trustee and President
Dominic Martellaro 901 Warrenville Road, Suite 15 Lisle, Illinois 60532	Chief Executive Officer and Registered Salesperson	None

(c)Not Applicable.

ITEM 33.                      LOCATION OF ACCOUNTS AND RECORDS

Destra Advisors LLC, 901 Warrenville Road, Suite 15, Lisle, Illinois 60532, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

ITEM 34.                      MANAGEMENT SERVICES

Not Applicable.

ITEM 35.                       UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lisle, and State of Illinois, on the 2nd day of August, 2011.

Destra Investment Trust

By:__/s/ Nicholas Dalmaso____________
Nicholas Dalmaso,Chief Executive  Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date
/s/ Nicholas Dalmaso	Chief Executive Officer, Chairman, Secretary and Trustee		August 2, 2011
Nicholas Dalmaso

Diana S. Ferguson*	Trustee	}	By /s/ Nicholas Dalmaso
		}	Nicholas Dalmaso Attorney-In-Fact
William M. Fitzgerald, Sr.*	Trustee	}	August 2, 2011
}
Louis A. Holland, Jr.*	Lead Independent Trustee and Trustee	}

* An original power of attorney authorizing Nicholas Dalmaso, Steven M. Hill and Morrison C. Warren to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herewith.

Index of Exhibits